Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 8,172	¥ 1,036	¥ 2,018
Accrued Income Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	77,764
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 20,197	¥ 20,378